Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies
Schedule of future minimum lease payments commitments

		Less than One	One to	Three to	More than
Operating lease commitments	Total	Year	Three Years	Five Years	Five Years

	(In US$ thousands)
As of December 31, 2025	$52,352	$14,170	$10,475	$6,123	$21,584

Schedule of purchase commitments

		Less than One	One to	Three to	More than
Purchase commitments	Total	Year	Three Years	Five Years	Five Years

	(In US$ thousands)
As of December 31, 2025	$612,132	$526,404	$63,053	$22,675	$—

Schedule of other commitments

		Less than One	One to	Three to	More than
Other commitments	Total	Year	Three Years	Five Years	Five Years

	(In US$ thousands)
2030 Senior Notes	$876,563	$25,313	$50,625	$800,625	$—
2030 Convertible Notes	352,671	4,537	9,075	339,059	—
2027 Loans	866,926	39,720	827,206	—	—
Total	$2,096,160	$69,570	$886,906	$1,139,684	$—